Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2022
Deferred Policy Acquisition Costs [Abstract]
DEFERRED POLICY ACQUISITION COSTS
10.	DEFERRED POLICY ACQUISITION COSTS

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Opening balance	64,842	55,172	41,713
Acquisition costs during the year	108,310	95,871	84,002
Charged to consolidated statement of income	(103,760)	(86,201)	(70,543)
Ending balance	69,392	64,842	55,172